GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
Bad debt charges (recovery)		$ (1,876,529)
Employee compensation and benefits	$ 3,390,733	4,024,284
Consulting expenses	684,691	1,612,980
Amortization expenses	298,431	830,481	$ 481,763
Depreciation expenses	229,018	149,156
Entertainment expenses	173,096	98,454
Sales tax	168,962	54,789
Other expenses	199,409	527,960
General and administrative expense, total	$ 5,144,340	$ 5,421,575	$ 5,772,710